Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
Consolidated balance sheets [2]

	December 31, 2023
	As previously reported	Adjustment	As revised
Inventories [1]	$52,951	$993	$53,944
Total current assets	$226,172	$993	$227,165
Deferred tax assets, net [1]	$56,381	$1,654	$58,035
Total non-current assets	$178,218	$1,654	$179,872
Total assets	$404,390	$2,647	$407,037
Accrued expenses and other current liabilities [1]	$(41,522)	$(7,612)	$(49,134)
Total current liabilities [1]	$(178,560)	$(7,612)	$(186,172)
Total liabilities [1]	$(278,832)	$(7,612)	$(286,443)
Accumulated deficit [1]	$(353,890)	$(4,965)	$(358,854)
Shareholders' equity [1]	$125,558	$(4,965)	$120,594

Schedule Of Error Corrections And Prior Period Adjustments Income Statement Items
Consolidated statements of operations [2]

	As previously reported	Adjustment	As revised
Year ended December 31, 2022
Cost of revenue	$440,769	$2,829	$443,598
Gross profit	$143,915	$(2,829)	$141,086
Operating income (loss)	$6,260	$(2,829)	$3,431
Net income from continuing operations, before income taxes	$9,947	$(2,829)	$7,118
Income tax benefit	$25,275	$707	$25,982
Net income from continuing operations	$35,222	$(2,122)	$33,100

Year ended December 31, 2023
Cost of revenue [1]	$309,186	$2,086	$311,272
Gross profit [1]	$102,571	$(2,086)	$100,485
Operating (loss) income [1]	$(43,957)	$(2,086)	$(46,043)
Net loss from continuing operations, before income taxes [1]	$(46,362)	$(2,086)	$(48,448)
Income tax benefit [1]	$9,137	$521	$9,658
Net (loss) income [1]	$(37,225)	$(1,565)	$(38,790)

Schedule of Error Corrections and Prior Period Adjustments Cash Flow Statement items
Consolidated statements of cash flows [2]

	As previously reported	Adjustment	As revised
Year ended December 31, 2022
Net income	$22,585	$(2,122)	$20,463
Deferred taxes	$(25,275)	$(707)	$(25,982)
Change in operating assets and liabilities:
Inventories	$(20,237)	$234	$(20,003)
Accrued expenses and other current liabilities	$(12,820)	$2,595	$(10,225)

Year ended December 31, 2023
Net loss	$(37,831)	$(1,565)	$(39,395)
Deferred taxes	$(10,307)	$(521)	$(10,828)
Change in operating assets and liabilities:
Inventories [1]	$54,619	$115	$54,734
Accrued expenses and other current liabilities [1]	$(3,300)	$1,971	$(1,329)

Schedule of Error Corrections and Prior Period Adjustments Statement of Shareholders Equity Items
Consolidated statements of changes in shareholders' equity [2]

	As previously reported	Adjustment	As revised
Accumulated deficit, January 1, 2022	$(338,611)	$(1,278)	$(339,889)
Total Shareholders' equity, January 1, 2022	$117,237	$(1,278)	$115,959
Net income	$22,585	$(2,122)	$20,463
Accumulated deficit, December 31, 2022	$(316,026)	$(3,400)	$(319,426)
Total Mynd.ai Shareholders' Equity, December 31, 2022	$137,011	$(3,400)	$133,611
Total Shareholders' equity, December 31, 2022	$137,011	$(3,400)	$133,611

Net loss	$(37,831)	$(1,565)	$(39,395)
Accumulated deficit, December 31, 2023	$(353,890)	$(4,965)	$(358,854)
Total Mynd.ai Shareholders' Equity, December 31, 2023	$123,669	$(4,965)	$118,705
Total Shareholders' equity, December 31, 2023	$125,558	$(4,965)	$120,594

[1] All numbers presented relate to continuing operations and may not agree to previously issued financial statements as a result of the conclusion to present the results of operations for GEH Singapore as discontinued operations in this annual report on Form 20-F (see Note 20 - Discontinued Operations).

[2] Rounding may impact summation of amounts.

Accounts Receivable, Allowance for Credit Loss
The allowance for credit losses as of December 31, 2024, and 2023 was as follows:

	December 31,
	2024	2023	2022
Balance at beginning of period	$2,599	$2,970	$2,970
Adjustments and provision for estimated credit losses	—	(371)	—
Write-offs and collections of accounts receivable	(2,379)	—	—
Foreign currency adjustments	(9)	—	—
Balance at end of period	$211	$2,599	$2,970

Schedule of Property, Plant and Equipment	Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over the estimated useful lives or lease terms, as follows:

Asset Category	Estimated Useful Life
Buildings	25 years
Plant and Machinery	3-10 years
Computer and office equipment	3-5 years
Furniture and Fixtures	5 years
Capitalized software	3-5 years
Leasehold improvements	**
** Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the term of the underlying lease.
Property, plant and equipment, net consist of the following:

	December 31,
	2024	2023
Buildings	$338	$1,691
Plant and machinery	2,213	2,246
Leasehold improvements	285	132
Computer and office equipment	16,896	15,532
Furniture and fixtures	1,696	1,805
Internal use software	11,311	1,719
Construction and software development in progress	2,853	3,866
	35,592	26,991
Less: Accumulated depreciation	(20,997)	(19,954)
Property, plant and equipment, net	$14,595	$7,037

Restructuring and Related Costs

	December 31,
	2024	2023	2022
Severance costs	$3,484	$4,527	$238
Write-off of prepaid subscriptions [1]	—	5,668	—
	$3,484	$10,195	$238
[1] Represents the write-off of prepaid subscriptions pursuant to a distribution and master services agreement, as these prepaid subscriptions were deemed not recoverable through future sales activity.